INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,716,000	$ 4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,347,000	1,272,000
Deferred Tax Assets, Gross	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total